Investments - Continuous Loss Position (Details) $ in Millions	Jun. 30, 2024 USD ($) security	Dec. 31, 2023 USD ($) security
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 1,816.6	$ 1,649.9
Gross unrealized losses	(8.1)	(1.7)
Gross unrealized losses	$ (22.6)	$ (47.2)
Number of securities | security	647	764
U.S. Treasuries
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 540.5	$ 362.2
Gross unrealized losses	(2.8)	(0.2)
Gross unrealized losses	$ (2.8)	$ (9.6)
Number of securities | security	62	52
Agencies
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 11.8	$ 5.9
Gross unrealized losses	(0.1)	0.0
Gross unrealized losses	$ 0.0	$ (0.1)
Number of securities | security	8	5
Non-U.S. government
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 33.8	$ 51.3
Gross unrealized losses	(0.1)	0.0
Gross unrealized losses	$ (0.5)	$ (1.8)
Number of securities | security	16	29
Corporate bonds
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 962.9	$ 894.8
Gross unrealized losses	(3.9)	(0.9)
Gross unrealized losses	$ (11.8)	$ (24.9)
Number of securities | security	446	527
Residential mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 120.3	$ 84.3
Gross unrealized losses	(1.0)	(0.2)
Gross unrealized losses	$ (5.3)	$ (5.6)
Number of securities | security	64	54
Commercial mortgage-backed
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 15.6	$ 43.2
Gross unrealized losses	0.0	(0.1)
Gross unrealized losses	$ (0.2)	$ (1.9)
Number of securities | security	7	23
Other asset backed securities
Debt Securities, Available-for-Sale [Line Items]
Fair value	$ 131.7	$ 208.2
Gross unrealized losses	(0.2)	(0.3)
Gross unrealized losses	$ (2.0)	$ (3.3)
Number of securities | security	44	74